Research and development expenses	12 Months Ended
Dec. 31, 2022
Research and development expenses
Research and development expenses

5. Research and development expenses

Research and development expenses include the following categories:

	For the Year Ended December 31,
(in thousands)	2022	2021	2020
Pre-clinical and clinical trial expenses	$28,178	$14,188	$11,325
Personnel-related expenses	6,150	4,955	2,276
Research and development activities expenses	2,241	1,843	1,022
Share-based compensation expense	1,975	788	232
Facilities and other research and development expenses	1,546	814	643
VUmc and other license expenses	15	14,357	203
	$40,105	$36,945	$15,701

Refer to Note 22 for additional information about VUmc license expenses. Government grants, which are a reduction of payroll taxes in the Netherlands, amounted to $1.6 million in 2022, $1.7 million in 2021, and $1.0 million in 2020. These amounts are an offset to wages and salaries that are part of our research and development expenses in the income statement. The increase in the respective periods was primarily due to increased research activities in the Netherlands.